Note 16 - Reconciliation of total net assets of Huarong Rongde Asset Management Company Ltd to the Groups carrying amount (Detail) - Huarong Rongde Asset Management Company Ltd [Member] - EUR (€)
€ in Millions
		Dec. 31, 2022	[2]	Dec. 31, 2021		Dec. 31, 2020
Reconciliation of total net assets of Huarong Rongde Asset Management Company Ltd to the Groups carrying amount [Line Items]
Net assets of the equity method investee				€ 714	[1]	€ 773
Groups ownership percentage on the investees equity		40.70%		40.70%	[3]	40.70%
Groups share of net assets				€ 291	[3]	€ 315
Other adjustments	[4]			(64)	[3]	(97)
Carrying amount				€ 227	[3]	€ 218

[1]	Due to the difference in reporting timelines for the Group and Huarong Rongde Asset Management Company Limited Equity method accounting was performed for December 2022 based on December 2021 PRC GAAP audited financials and for December 2021 based on December 2020 PRC GAAP audited financials.
[2]	The Group has significant influence over these investees through its holding percentage and representation on the board seats.
[3]	Due to the difference in reporting timelines for the Group and Huarong Rongde Asset Management Company Limited Equity method accounting was performed for December 2022 based on December 2021 PRC GAAP audited financials and for December 2021 based on December 2020 PRC GAAP audited financials.
[4]	There is life to date impairment loss of € 73 million in 2022 (€ 97 million in 2021). The loss was driven by impairment write downs from underperforming credit balances in the weaker Chinese real estate sector since 2021.